UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                811-21190

                           SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

(Exact name of registrant as specified in charter)

527 Madison Avenue-16th Floor

                                     New York, NY 10022

(Address of principal executive offices) (Zip code)

Marie Noble

SkyBridge Capital II, LLC

527 Madison Avenue-16th Floor

                                     New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 485-3100

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SkyBridge

Multi-Adviser Hedge Fund Portfolios LLC

Semi-Annual Report

September 30, 2017

(Unaudited)

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Statement of Assets and Liabilities

September 30, 2017 (Unaudited)

Assets

Investments in Investment Funds, at fair value (cost $3,935,051,183)	$4,766,220,956
Investments in securities, at fair value (cost $10,625,967)	1,323,200
Cash	29,334,032
Receivable for redemptions from Investment Funds	554,205,519
Other Assets	248,980

Total assets	5,351,332,687

Liabilities

Redemptions payable	321,967,801
Loan payable	14,700,000
Contributions received in advance	7,139,400
Management fee payable	6,659,714
Professional fees payable	282,682
Adviser administration fees payable	217,386
Directors’ fees payable	118,550
Interest payable	20,816
Accounts payable and other accrued expenses	1,083,027

Total liabilities	352,189,376

Commitments and contingencies (see Note 3)	–

Shareholders’ Capital (4,201,081.649 Shares Outstanding)	$4,999,143,311

Net asset value per share	$1,189.97

Composition of Shareholders’ Capital

Paid-in capital	$5,103,581,722
Accumulated net investment loss	(302,343,654)
Accumulated net realized loss on sales of investments in Investments Funds and realized gain from securities	(623,961,763)
Accumulated net unrealized appreciation on investments	821,867,006

Shareholders’ Capital	$4,999,143,311

See accompanying notes to financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments

September 30, 2017 (Unaudited)

	Cost	Fair Value	% of Shareholders’ Capital
Investments in Investment Funds - ‡
Event Driven
400 Capital Credit Opportunities Fund LP - b,e	$108,809,834	$123,501,601	2.47%
400 Capital Credit Opportunities Fund Ltd. - b,e	130,569,278	159,130,908	3.18
Alden Global CRE Opportunities Fund (Cayman), L.P. - d	3,301,733	2,923,166	0.06
Alden Global CRE Opportunities Fund, LP - d	3,187,857	2,822,901	0.06
Amber Global Opportunities Fund LTD - Class L(R) - b,e	17,437,500	17,582,732	0.35
Axonic Credit Opportunities Fund L.P. - b	73,479,781	100,104,243	2.00
Axonic Credit Opportunities Overseas Fund, Ltd. - b	118,796,148	137,980,412	2.76
Bayview Liquid Credit Strategies Offshore, L.P. - b,e	24,000,000	24,301,857	0.49
Candlewood Structured Credit Harvest Fund, LP - b	60,204,127	68,976,868	1.38
Candlewood Structured Credit Harvest Fund, Ltd - b	80,200,000	82,420,024	1.65
Cerberus CMBS Opportunities Fund, L.P. - b,e	33,000,000	35,843,430	0.72
Ellington Credit Opportunities Fund Ltd - b,e	27,088,628	28,164,403	0.56
Ellington Credit Opportunities Partners, L.P. - b,e	11,105,051	11,504,786	0.23
GoldenTree Offshore Fund, Ltd. - Class C - b	16,520,267	19,092,626	0.38
GoldenTree Offshore Fund, Ltd. - Side pocket 8 - d	885,331	3,359,021	0.07
Marathon European Credit Opportunity Fund II LP - c	61,935,359	75,760,064	1.52
Marathon European Credit Opportunity Fund, LP - c	10,309,892	13,733,118	0.27
Marathon Securitized Credit Fund, L.P. - b,e	20,616,632	22,802,931	0.46
Marathon Securitized Credit Fund, Ltd. - b,e	175,750,255	219,723,856	4.39
Polygon European Equity Opportunity Fund Class A - b,e	89,972,713	95,022,023	1.90
Polygon European Equity Opportunity Fund Class B - b,e	28,843,226	31,494,857	0.63
Prophet Credit Partners LP - b	27,675,000	38,366,357	0.77
Prophet Opportunity Partners (Offshore) LP - b	24,750,000	30,751,316	0.61
Prophet Opportunity Partners LP - b	75,000,000	96,023,094	1.92
Sand Grove Opportunities Fund Ltd - b,e	102,000,000	103,862,802	2.08
Seer Capital Partners Fund L.P. - b	126,582,885	146,079,258	2.92
Seer Capital Partners Offshore Fund Ltd. - b	135,765,766	148,580,202	2.97
SMS Ltd. - b,e	10,486,407	13,865,359	0.28
Sola 1 Class T2 - b,e	195,872,466	242,037,777	4.84
Solus LLC - b,e	137,580,524	179,798,648	3.60
Third Point Hellenic Recovery US Feeder Fund, L.P. - c	29,008,038	31,817,128	0.64
Third Point Partners Qualified LP - b	135,329,751	143,044,902	2.86
Tilden Park Investment Fund LP - b,e	54,000,001	64,863,504	1.30
Waterfall Eden Fund, L.P. - b,e	115,931,624	144,511,327	2.89
Waterfall Eden Fund, Ltd. - b,e	83,612,989	100,865,244	2.02
York European Opportunities Fund LP - b	116,299,196	121,562,276	2.43
York European Opportunities Unit Trust - b	109,474,042	112,079,106	2.24

Total Event Driven	2,575,382,301	2,994,354,127	59.90

Relative Value
EJF Debt Opportunities Fund, L.P. - b	122,431,650	167,068,729	3.34
EJF Debt Opportunities Offshore Fund, Ltd. - b	269,515,368	312,772,956	6.26
Ellington Mortgage Opportunities Fund, Ltd. - b,e	6,632,791	7,023,621	0.14
Ellington Mortgage Opportunities Partners, LLC - b,e	3,765,635	3,982,075	0.08

See accompanying notes to financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

	Cost		Fair Value	% of Shareholders’ Capital
Investments in Investment Funds - ‡ (continued)
Relative Value (continued)
Hildene Opportunities Fund II, L.P. - b,e	$58,000,000		$62,755,706	1.26%
Hildene Opportunities Fund LP - b,e	126,000,000		150,441,822	3.01
Hildene Opportunities Offshore Fund II, Ltd. - b,e	86,000,000		92,608,302	1.85
Hildene Opportunities Offshore Fund Ltd - b,e	107,000,000		129,613,595	2.59
Linden International Ltd. - b,e	41,500,000		49,928,597	1.00
Linden Investors LP - b,e	143,000,000		169,500,999	3.39
MBS Agency Master Fund L.P. - b	94,730,818		118,319,551	2.37
Metacapital Mortgage Opportunities Fund, L.P. Class B - b,e	25,198,052		42,608,731	0.85
Metacapital Mortgage Opportunities Fund, Ltd. Class E - b,e	75,796,473		141,721,553	2.83
Midway Market Neutral Institutional Fund LLC - a	42,743,578		46,517,595	0.93
Midway Market Neutral International Fund, Ltd. - a	17,400,652		28,020,653	0.56
Millennium International, Ltd. - b,e	36,240,000		40,516,956	0.81
Parallax Fund LP - b	5,231,383		5,257,693	0.10
SPM Macro Fund, L.P. - b	26,000,000		32,465,496	0.65
SPM Macro Offshore Fund, SPC. - b	6,000,000		7,497,125	0.15
Structured Servicing Holdings Offshore Ltd - a	56,237,555		139,806,603	2.80
Structured Servicing Holdings, L.P. - a	3,350,815		15,265,354	0.31
Tempo Volatility Fund LLC - a	4,101,751		4,470,949	0.09
WAF Fund, LP - a,e	2,792,361		3,702,168	0.07

Total Relative Value	1,359,668,882		1,771,866,829	35.44

Total Investments in Investment Funds - **	$3,935,051,183	†	$4,766,220,956	95.34

Investments in Securities
Bonds
Carrington Holding Company LLC 144A PIK Global Note - f	10,625,967		1,323,200	0.03

Total Investments in Securities	$10,625,967		$1,323,200	0.03

Other Assets, less Liabilities			231,599,155	4.63

Shareholders’ Capital			$4,999,143,311	100.00%

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a	Redemptions permitted monthly.
b	Redemptions permitted quarterly.
c	Term vehicles with multi-year hard lock, subject to periodic distributions. The Company held $121,310,310 (2.55% of total Investments in Investment Funds) of term vehicles at September 30, 2017.
d

Illiquid, redeemable only when underlying investment is realized or converted to regular interest in Investment Fund. The Company held $9,105,088 (0.19% of total Investments in Investment Funds) of illiquid investments at September 30, 2017.

e	Subject to gated redemptions.
f	Illiquid, directly held senior unsecured notes.
‡	The Company’s Investments in Investment Funds are exempt from registration under the Securities Act of 1933, as amended, and contain restrictions on resale and cannot be sold publicly.
**	All Investments in Investment Funds are non-income producing.
†	The cost and unrealized appreciation/(depreciation) of investments as of September 30, 2017, as computed for federal tax purposes, were as follows:

Aggregate cost	$4,649,084,811

Gross unrealized appreciation	$122,557,499
Gross unrealized depreciation	(4,098,154)

Net unrealized appreciation	$118,459,345

See accompanying notes to financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Statement of Operations

Six Months Ended September 30, 2017 (Unaudited)

Expenses
Management fee	$40,482,918
Administration fees	3,963,328
Risk monitoring fees	1,257,919
Interest expense	666,080
Professional fees	660,929
Custodian fees	410,971
Filing fees	310,215
Directors’ fees and expenses	120,939
Miscellaneous expenses	1,504,893

Total expenses	49,378,192

Net investment loss	(49,378,192)

Net realized gain and net change in unrealized depreciation on investments in Investment Funds

Net realized gain on sales of investments in Investment Funds	300,161,934
Net realized gain from securities	150,069
Net change in unrealized depreciation on investments in Investment Funds	(76,147,300)
Net change in unrealized depreciation on investments in securities	(746,288)

Net realized and unrealized gain on investments in Investment Funds	223,418,415

Net increase in Shareholders’ capital from operations	$174,040,223

See accompanying notes to financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Statements of Changes in Shareholders’ Capital

	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Operations

Net investment loss	$(49,378,192)	$(116,662,344)
Net realized gain/(loss) on sales of investments in Investment Funds	300,161,934	(61,486,565)
Net realized gain from securities	150,069	250,086
Net change in unrealized appreciation/(depreciation) on investments in Investment Funds	(76,147,300)	649,463,516
Net change in unrealized appreciation/(depreciation) on investments in securities	(746,288)	–

Net increase in Shareholders’ Capital from Operations	174,040,223	471,564,693

Distributions to Shareholders

Distributions from net investment income	–	(91,613,605)

Decrease in Shareholders’ Capital from Distributions to Shareholders	–	(91,613,605)

Shareholders’ Capital Transactions

Capital contributions	87,482,932	222,968,494
Reinvestment of distributions	–	78,047,610
Capital redemptions	(699,016,877)	(1,921,581,899)

Decrease in Shareholders’ Capital from Capital Transactions	(611,533,945)	(1,620,565,795)

Shareholders’ Capital at beginning of period	5,436,637,033	6,677,251,740

Shareholders’ Capital at end of period (4,201,081.649 and 4,720,013.799 shares outstanding at September 30, 2017 and March 31, 2017, respectively)	$4,999,143,311	$5,436,637,033

Accumulated Net Investment Loss	$(302,343,654)	$(252,965,462)

See accompanying notes to financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Statement of Cash Flows

Six Months Ended September 30, 2017 (Unaudited)

Cash flows from operating activities

Net increase in Shareholders’ capital from operations	$174,040,223
Adjustments to reconcile net increase in Shareholders’ capital from operations to net cash provided by operating activities:
Purchases of investments in Investment Funds	(730,200,000)
Proceeds from disposition of investments in Investment Funds	1,483,795,341
Proceeds from disposition of bonds	150,069
Net realized gain on sales of investments in Investment Funds	(300,161,934)
Net realized gain from securities	(150,069)
Net change in unrealized depreciation on investments in Investment Funds	76,147,300
Net change in unrealized depreciation on investments in securities	746,288
Changes in operating assets and liabilities:
Increase in other assets	(149,408)
Decrease in management fee payable	(684,714)
Decrease in professional fees payable	(216,587)
Increase in directors’ fee payable	6,315
Decrease in interest payable	(26,006)
Decrease in adviser administration fees payable	(19,602)
Decrease in accounts payable and other accrued expenses	(44,614)

Net cash provided by operating activities	703,232,602

Cash flows from financing activities

Capital contributions, net of change in contributions received in advance	77,647,319
Capital redemptions, net of change in redemptions payable	(808,615,166)
Proceeds from loan payable	262,200,000
Payments for loan payable	(270,000,000)
Proceeds from secured note payable	682,000,000
Payments for secured note payable	(687,000,000)

Net cash used in financing activities	(743,767,847)

Net decrease in cash	(40,535,245)

Cash at beginning of period	69,869,277

Cash at end of period	$29,334,032

Supplemental disclosure of financing activities:

Decrease in contributions received in advance	$(9,835,613)

Decrease in redemptions payable	$(109,598,289)

Supplemental disclosure of cash flow information:

Interest paid during the period	$692,086

See accompanying notes to financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Financial Highlights

	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013
Net Asset Value per Share, beginning of period:	$1,151.83	$1,083.68	$1,252.45	$1,300.72	$1,197.38	$1,123.76

Income/(loss) from investment operations:

Net investment loss*	(10.73)	(20.55)	(21.18)	(23.07)	(22.12)	(22.45)

Net realized and unrealized gain/(loss) from investments	48.87	105.40	(123.10)	59.46	169.91	233.82

Total income/(loss) from investment operations	38.14	84.85	(144.28)	36.39	147.79	211.37

Distributions from net investment income	–	(16.70)	(8.65)	(46.99)	(44.45)	(137.75)

Distributions from net realized gains	–	–	(15.84)	(37.67)	–	–

Total distributions	–	(16.70)	(24.49)	(84.66)	(44.45)	(137.75)

Net Asset Value per Share, end of period:	$1,189.97	$1,151.83	$1,083.68	$1,252.45	$1,300.72	$1,197.38

Total return**	3.31%	7.87%	(11.64%)	2.97%	12.47%	19.44%

Ratios/Supplemental Data:

Shareholders’ capital, end of period:	$4,999,143,311	$5,436,637,033	$6,677,251,740	$7,168,454,948	$5,583,154,202	$3,550,525,038

Portfolio turnover	15.27%	29.75%	41.92%	22.36%	27.72%	19.99%

Ratio of expenses to average Shareholders’ capital***	1.86%(a)	1.87%	1.77%	1.78%	1.76%	1.88%

Ratio of net investment income/(loss) to average Shareholders’ capital***	(1.86%)(a)	(1.87%)	(1.77%)	(1.78%)	(1.76%)	(1.88%)

The above ratios and total return may vary for individual investors based on the timing of capital transactions during the period.

(a)	Annualized.

*	Per share data of income (loss) from investment operations is computed using the total of monthly income and expense divided by beginning of month shares.

**	The total return of periods less than one year has not been annualized.

***

The ratios of expenses and net investment loss to average Shareholders’ capital do not include the impact of expenses and incentive allocations or incentive fees related to the underlying Investment Funds or the impact of any placement fees paid by the Shareholder.

See accompanying notes to financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements

September 30, 2017 (Unaudited)

1.	Organization

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (formerly known as Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC) (the “Company”) was organized as a Delaware limited liability company on August 16, 2002. The Company is registered under the Investment Company Act of 1940 as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Company is also registered under the Securities Act of 1933 as amended (the “1933 Act”).

The investment objective of the Company is to achieve capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third-party investment managers (“Investment Managers”) that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leveraged and/or short-sale positions to take advantage of perceived inefficiencies across the global markets, often referred to as “alternative” strategies. Because the Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of the Company can be described as a fund of hedge funds.

Shares of the Company (“Shares”) are sold to eligible investors (referred to as “Shareholders”). The minimum initial investment in the Company from each Shareholder is $25,000; the minimum additional investment is $10,000.

SkyBridge Capital II, LLC (the “Adviser” or “SkyBridge”), a Delaware limited liability company, serves as the Company’s investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of the Company’s assets to various Investment Funds. Under the Company’s governing documents, the Company has delegated substantially all authority to oversee the management of the operations and assets of the Company to the Board of Directors (each member a “Director” and collectively, the “Board of Directors”). Please refer to page 25 for important information regarding the Company’s investment advisory agreement.

2.	Significant Accounting Policies

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are expressed in United States dollars. The Company is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies (“ASC 946”). The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Portfolio Valuation

The Company accounts for its investments in accordance with GAAP, and fair values its investments in accordance with the provisions of the FASB ASC Topic 820 Fair Value Measurements and Disclosures (“ASC 820”), which defines fair value, establishes a framework for measuring fair value

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2017 (Unaudited)

and requires enhanced disclosures about fair value measurements. Investments are reflected in the financial statements at fair value. Fair value is the estimated amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.

The Company has formal valuation procedures approved by the Board of Directors. The Adviser performs its duties under the procedures principally through an internal valuation body, which meets at least monthly. The Valuation Committee, which is under the purview of the Board of Directors, receives valuation reports from the Adviser on a quarterly basis and determines if valuation procedures are operating as expected and the outcomes are reliable.

Investments in Investment Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements, offering memoranda and such negotiated “side letter” or similar arrangements as the Adviser may have entered into with the Investment Fund on behalf of the Company. The Company’s investments in the Investment Funds are carried at fair value as determined by the Company’s interest in the net assets of each Investment Fund using net asset value, or its equivalent, (“NAV”) as a practical expedient or as otherwise determined in accordance with the Company’s valuation procedures.

Prior to investing in any Investment Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Investment Fund and will perform ongoing monitoring due diligence. The results of ongoing, post-investment diligence reviews are used to assess the reasonableness of continued reliance on the valuations reported by the Investment Funds. The NAV supplied by Investment Funds are net of management and performance incentive fees or other allocations payable to the Investment Funds’ managers as required by the Investment Funds’ agreements. Each Investment Manager to which the Adviser allocates assets will charge the Company, as an investor in an underlying Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based compensation in the form of an incentive fee. The asset-based fees of the Investment Managers are generally expected to range from 1% to 4% annually of the net assets under their management and the incentive fee is generally expected to range from 10% to 25% of net profits annually. These management and incentive fees are accounted for in the valuations of the Investment Funds and are neither included in the management fee reflected in the Statement of Operations nor in expenses and net investment loss ratios reflected in the Financial Highlights.

The Company may invest in Investment Funds that may designate certain investments within those Investment Funds, typically those that are especially illiquid and/or hard to value, as “special situation” (often called “Side-Pocket”) investments with additional redemption limitations. Such a Side-Pocket is, in effect, similar to a private equity fund that requires its investors to remain invested for the duration of the fund and distributes returns on the investment only when liquid assets are generated within the fund, typically through the sale of the fund’s illiquid assets in exchange for cash.

As a general matter, the fair value of the Company’s investment in an Investment Fund represents the amount that the Company can reasonably expect to receive if the Company’s investment was sold at its reported NAV. Determination of fair value involves subjective judgment and amounts ultimately

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2017 (Unaudited)

realized may vary from estimated values. The Investment Funds generally provide for periodic redemptions ranging from monthly to quarterly, subject to various lock-up on liquidity provisions and redemption gates. Investment Funds generally require advance notice of a shareholder’s intent to redeem its interest, and may, depending on the Investment Funds’ governing agreements, deny or delay a redemption request. The Company considers whether a liquidity discount on any Investment Fund should be taken due to redemption restrictions or suspensions by the Investment Fund. No liquidity discount was applied when determining the fair value of the Investment Funds as of September 30, 2017. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements. The Investment Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

b.	Net Asset Value Determination

The net asset value of the Company is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

Retroactive adjustments to the Company’s net asset value might be made after the valuation date, based on information which becomes available after that valuation date, which could impact the net asset value per share at which Shareholders purchase or sell Company Shares. For example, fiscal year-end net asset values of an Investment Fund may be revised as a result of a year-end audit performed by the independent auditors of that Investment Fund. Other adjustments to the Company’s net asset value may also occur from time to time, such as from the misapplication by the Company or its agents of the valuation policies described in the Company’s valuation procedures.

Retroactive adjustments to the Company’s net asset value, which are caused by adjustments to the Investment Funds values or by a misapplication of the Company’s valuation policies, that are able to be made within 90 days of the valuation date(s) to which the adjustment would apply will be made automatically unless determined to be immaterial. Other potential retroactive adjustments, regardless of whether their impact increases or decreases the Company’s net asset value, will be made only if they both (i) are caused by a misapplication of the Company’s valuation policies and (ii) deemed to be material. All retroactive adjustments are reported to the Company’s Valuation Committee and to affected Shareholders.

The Company follows a policy which permits revisions to the number of Shares purchased or sold by Shareholders due to retroactive adjustments made under the circumstances described above which occur within 90 days of the valuation date. In circumstances where a retroactive adjustment is not made under the circumstances described above, Shares purchased or sold by Shareholders will not be adjusted. As a result, to the extent that the subsequent impact of the event which was not adjusted adversely affects the Company’s net asset value, the outstanding Shares of the Company will be adversely affected by prior repurchases made at a net asset value per Share higher than the adjusted value. Conversely, any increases in net asset value per Share resulting from such subsequent impact will be to the benefit of the holders of the outstanding Shares of the Company and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value per Share lower than

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2017 (Unaudited)

the post-impact value. New Shareholders may be affected in a similar way, because the same principles apply to the purchase of Shares.

c.	Income Recognition and Expenses

Interest income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred. Income, expenses and realized and unrealized gains and losses are recorded monthly.

The change in an Investment Fund’s net asset value is included in net change in unrealized appreciation/(depreciation) on investments in Investment Funds on the Statement of Operations. The Company accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. For tax purposes, the Company uses the cost recovery method with respect to sales of Investment Funds that are classified as partnerships for U.S. federal tax purposes, and the first-in-first-out method with respect to sales of Investment Funds that are classified as corporations for U.S. federal tax purposes.

The Company bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Company’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board of Directors.

d.	Income Taxes

The Company became a corporation that is taxed as a regulated investment company (“RIC”) as of October 1, 2005. The Company operated as a partnership from inception through September 30, 2005.

It is the Company’s intention to meet the requirements of the Internal Revenue Code applicable to RICs and distribute substantially all of its taxable net investment income and capital gains, if any, to Shareholders each year. While the Company intends to distribute substantially all of its taxable net investment income and capital gains, in the manner necessary to avoid imposition of the 4% excise tax, it is possible that some excise tax will be incurred.

The Company has analyzed tax positions taken or expected to be taken in the course of preparing the Company’s tax return for all open tax years and has concluded, as of September 30, 2017, no provision for income tax is required in the Company’s financial statements. The Company’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Company recognizes tax related interest and penalties, if any, as income tax expense in the Statement of Operations. During the period ended September 30, 2017, the Company did not incur any interest or penalties.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2017 (Unaudited)

e.	Cash

Cash represents cash on deposit. Cash held at financial institutions may exceed the amount insured by the Federal Deposit Insurance Corporation. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

f.	Use of Estimates and Reclassifications

The preparation of financial statements in conformity with GAAP requires management of the Company to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ materially.

3.	Fair Value Disclosures

The Company uses the NAV, as a practical expedient, provided by Investment Funds as its measure of fair value of an investment in an Investment Fund when (i) the Company’s investment does not have a readily determinable fair value and (ii) the NAV of the Investment Fund is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. In evaluating the level at which the fair value measurement of the Company’s investments have been classified, the Company has assessed factors including, but not limited to, price transparency, the ability to redeem at NAV at the measurement date and the existence or absence of certain redemption restrictions at the measurement date.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Company discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

Level 1- Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;

Level 2- Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3- Inputs that are unobservable.

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine valuation based on their own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available. The inputs or

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2017 (Unaudited)

methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the inputs used as of September 30, 2017, in valuing the Company’s securities by ASU 820 fair value hierarchy levels:

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments Measured at Net Asset Value	Total Fair Value at September 30, 2017

Investments in Securities	$—	$—	$1,323,200	$—	1,323,200

Investments in Investment Funds	—	—	—	4,766,220,956	4,766,220,956

The following is a reconciliation of assets for which significant observable input (Level 3) were used in determining fair value:

	Total Fair Value at March 31, 2017	Purchases	Sales	Net realized gain/(loss)	Net change in unrealized appreciation/ (depreciation)	Total Fair Value at September 30, 2017

Investments in securities	$2,069,488	$–	$–	$–	$(746,288)	$1,323,200

The Company recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. There were no transfers between any levels for the period ended September 30, 2017.

The following is a summary of the investment strategies, their liquidity and redemption notice periods and any restrictions on the liquidity provisions of the investments in Investment Funds held by the Company as of September 30, 2017 and measured at fair value using the net asset value per share practical expedient. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents which would be considered in fair value measurement and disclosure.

Event Driven strategies involve investing in opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcies, recapitalizations and share buybacks. Event driven strategies include “merger arbitrage” and “distressed securities”. Generally, the Investment Funds within this strategy have quarterly liquidity, subject to a 45 to 90 day notice period. Investment Funds in this strategy, representing less than 1 percent of the Investment Funds in this strategy are illiquid or side pocket investments with suspended redemptions. Approximately 4 percent in this strategy are term vehicles with multi-year hard locks subject to periodic distributions.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2017 (Unaudited)

Approximately 54 percent of the Investment Funds in this strategy have gated redemptions, which are estimated to be lifted after 12 months. The remaining approximately 42 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date.

Relative Value strategies seek to take advantage of specific pricing anomalies, while also seeking to maintain minimal exposure to systematic market risk. This may be achieved by purchasing one security previously believed to be undervalued, while selling short another security perceived to be overvalued. Relative value arbitrage strategies include equity market neutral, statistical arbitrage, convertible arbitrage, and fixed income arbitrage. Some investment managers classified as multi-strategy relative value arbitrage use a combination of these substrategies. Generally, the Investment Funds within this strategy have monthly to quarterly liquidity, subject to a 45 to 90 day notice period. Approximately 50 percent of the Investment Funds in this strategy have gated redemptions, which are estimated to be lifted after 12 months. The remaining approximately 50 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date.

The Company follows the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly changed and identifying transactions that are not orderly. Accordingly, if the Company determines that either the volume and/or level of activity for an asset or liability has significantly changed (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances.

The guidance also provides a list of factors to determine whether there has been a significant change in relation to normal market activity. Regardless of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price.

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 (“ASU 2015-07”), Fair Value Measurement (Topic 820): Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The ASU 2015-07 amendments remove the previous requirement to categorize all investments for which fair value is measured using the NAV per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The amendments apply to reporting entities that elect to measure the fair value of an investment through the NAV per share (or its equivalent) practical expedient (common practice for investment companies). The Company elected to adopt ASU 2015-07 commencing with its March 31, 2016 financial statements. The Company’s investments in Investment Funds carried at fair value in the amount of $4,766,220,956 have not been categorized in the fair value hierarchy.

The Company had no unfunded capital commitments as of September 30, 2017.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2017 (Unaudited)

4.	Management Fee, Administrative Fee, Related Party Transactions and Other

The Adviser provides investment management services to the Company. The Adviser acts primarily to evaluate and select Investment Managers, to allocate assets, to establish and apply risk management procedures, and to monitor overall investment performance. In consideration for such services, the Company pays the Adviser a monthly management fee of 0.125% (1.50% annually) based on end of month Shareholders’ capital.

Hastings Capital Group, LLC, an affiliate of the Adviser, has been appointed to serve as the Company’s principal underwriter (the “Principal Underwriter”) with authority to sell Shares directly and to appoint placement agents to assist the Principal Underwriter in selling Shares. Underwriting fees in the amount of $8,000 are accrued on a monthly basis. Total amounts expensed related to underwriting fees by the Company for the period ended September 30, 2017 were $48,000 and are included in miscellaneous expenses on the Statement of Operations of which $8,000 remains payable and is included in accounts payable and other accrued expenses on the Statement of Assets and Liabilities. Placement agents may be retained by the Company to assist in the placement of the Company’s Shares.

The Company has entered into agreements with third parties to act as additional placement agents for the Company’s Shares. Placement fees ranging from 0% to 3% of a Shareholder’s subscription amount may be paid to the placement agents by the Shareholder. Placement fees do not constitute a capital contribution by the Shareholder to the Company and will not be part of the assets of the Company. In addition to the placement fee paid by Shareholders, the Adviser or its affiliates, including the Principal Underwriter, may pay from their own resources additional compensation to the Placement Agents in connection with placement of Shares or servicing of investors. As to each investor referred by a Placement Agent to date, such additional compensation approximates 0.75% to 0.85% of the value of the Shares held by the investor per annum.

The Adviser and BNY Mellon Investment Servicing (US) Inc. (“BNYM”) have separate agreements with the Company and act as co-administrators to the Company. BNYM provides certain accounting, recordkeeping, tax and investor related services and charges fees for their services based on a rate applied to the average Shareholders’ capital and are charged directly to the Company. Total amount expensed relating to administration services provided by BNYM for the period ended September 30, 2017 was $2,640,934 and are included in administration fees on the Statement of Operations.

The Adviser provides a variety of administrative and shareholder services under an administrative services agreement with the Company. The Adviser is paid an annual fee, payable monthly and calculated as a percentage of the Company’s net assets as follows: 0.05% of the Company’s first $5 billion of average net assets, and 0.04% of the Company’s average net assets in excess of $5 billion. Total amount expensed relating to administrative services provided by the Adviser for the period ended September 30, 2017 was $1,322,394 and are included in administration fees on the Statement of Operations of which $217,386 remains payable and is listed as Adviser fees payable on the Statement of Assets and Liabilities.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2017 (Unaudited)

Certain Directors of the Company are also directors and/or officers of other investment companies that are advised by the Adviser, including SkyBridge G II Fund, LLC.

Each Director who is not an “interested person” of the Company, as defined by the 1940 Act, receives, for his service as Director of the Company and SkyBridge G II Fund, LLC, an annual retainer effective April 1, 2015, of $80,000, a fee per telephonic meeting of the Board of Directors of $500 and a fee per in person meeting of the Board of Directors of $1,000 plus reasonable out of pocket expenses. The Chair of the Audit Committee will receive a $5,000 per year supplemental retainer. Directors will be reimbursed by the Company for their travel expenses related to Board meetings. A portion of such fees and costs will be allocated to each fund according to its relative net assets and a portion will be split equally between each fund.

Total amounts expensed related to Directors by the Company for the period ended September 30, 2017 were $120,939.

The Bank of New York Mellon serves as custodian of the Company’s assets and provides custodial services for the Company. Fees payable to the custodian and reimbursement for certain expenses are paid by the Company. Total amounts expensed related to custodian fees by the Company for the period ended September 30, 2017 were $410,971.

5.	Securities Transactions

The following table lists the aggregate purchases and proceeds from sales of Investment Funds for the period ended September 30, 2017, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation as of September 30, 2017.

Cost of purchases*	$1,072,617,945

Proceeds from sales*	$1,724,748,588

Gross unrealized appreciation	$831,913,296
Gross unrealized depreciation	(10,046,290)

Net unrealized appreciation	$821,867,006

*	Cost of purchases and proceeds from sales include non-cash transfers of $266,088,194 for the period ended September 30, 2017.

6.	Loan Payable

a.	Line of Credit

On June 29, 2017, the Company renewed an uncommitted line of credit (the “Line of Credit”) with an unaffiliated bank expiring on June 28, 2018. Subject to the terms of the Line of Credit Agreement, the Company may borrow up to $200,000,000 (the “Maximum Amount”). The Company pays interest on the unpaid principal balance at a rate per annum for each day equal to the sum of (a) two

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2017 (Unaudited)

percent (2%) per annum, plus (b) the overnight USD LIBOR rate in respect of such day, but in any case not in excess of the maximum rate permitted by law. In addition, the Company will pay to the lender an administration fee in an amount calculated at the rate of 0.125% per annum of the Maximum Amount.

For the period ended September 30, 2017, the Company’s average interest rate paid on the Line of Credit was 1.53% per annum and the average loan outstanding was $18,417,544 during the periods whereby the Company had a loan outstanding. The Company had a loan outstanding of $12,200,000 under the Line of Credit at September 30, 2017. Interest expense for the period ended September 30, 2017 was $175,875 of which $18,383 was payable at September 30, 2017.

b.	Variable Funding Notes

The Company issued a Secured Variable Funding Note (the “Note”) in December 2013. Under an amended and restated Note Purchase Agreement dated December 19, 2016, as amended March 31, 2017, an unaffiliated bank agreed to purchase the Note with a scheduled maturity date of December 29, 2017. The Note has a maximum notional amount of $305,000,000 and pays interest of USD 3 month LIBOR plus 1.50% per annum. A fee of 0.545% per annum accrues daily on the undrawn portion of the Note.

For the period ended September 30, 2017, the Company’s average interest rate paid on the Note was 1.08% per annum and the average amount outstanding was $62,587,218 during the periods whereby the Company had an amount outstanding. The Company had an amount outstanding of $2,500,000 at September 30, 2017. Interest expense for the period ended September 30, 2017 was $490,205 of which $2,433 was payable at September 30, 2017.

The Company issued a Secured Variable Funding Note (the “Second Note”) in December 2015. Under a Note Purchase Agreement, an unaffiliated bank agreed to purchase the Second Note with a maturity of 1 year, which was extended through September 30, 2017. The Second Note has a maximum notional amount of $100,000,000 and pays interest of USD 3 month LIBOR plus 1.70% per annum. A fee of 0.60% per annum accrues daily on the undrawn portion of the Second Note.

For the period ended September 30, 2017, the Company had no outstanding amount for the Second Note at September 30, 2017. There were no interest expense and interest payable for the period ended September 30, 2017.

7.	Contributions, Redemptions, and Allocation of Income

The Company is authorized to issue an unlimited number of Shares, all at $0.00001 par value per Share. Such par value is included in paid-in capital in the Statement of Assets and Liabilities. Generally, initial and additional subscriptions for Shares may be accepted as of the first day of each month. The Adviser has been authorized by the Board of Directors of the Company to accept or reject any initial and additional subscriptions for Shares in the Company. The Board of Directors from time to time and in its complete and exclusive discretion, may determine to cause the Company to repurchase Shares from Shareholders pursuant to written tenders by Shareholders on such terms

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2017 (Unaudited)

and conditions as it may determine. The Adviser expects that it typically will recommend to the Board of Directors that the Company offer to repurchase 5% to 25% of total outstanding Shares from Shareholders quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day).

Transactions in Shares were as follows for the period ended September 30, 2017 and year ended March 31, 2017:

	September 30, 2017	March 31, 2017

Shares outstanding, beginning of period	4,720,013.799	6,161,653.791
Shares purchased	75,180.165	201,635.478
Shares issued for reinvestment of distributions	–	69,383.845
Shares redeemed	(594,112.315)	(1,712,659.315)

Shares outstanding, end of period	4,201,081.649	4,720,013.799

8.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps. The Company’s risk of loss in these Investment Funds is limited to the value of its investment in the respective Investment Funds.

9.	Income Taxes

As of September 30, 2017, the cost and composition of unrealized appreciation and depreciation on investments for federal income tax purposes is as follows:

Federal tax cost	$4,649,084,811
Gross unrealized appreciation	$122,557,499
Gross unrealized depreciation	(4,098,154)

Net unrealized appreciation	$118,459,345

The tax basis of distributable earnings as of March 31, 2017, the Company’s last fiscal year end, shown below represent future distribution requirements the Company must satisfy under the income tax regulations and losses the Company may be able to offset against income and gains realized in future years.

Undistributed ordinary income	$–
Undistributed net capital gains/(capital loss carryforward)	(447,186,824)
Qualified late year loss deferrals	(26,644,743)
Accumulated unrealized appreciation on investments	195,352,933

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2017 (Unaudited)

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Company through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

FUND MANAGEMENT

(Information Unaudited)

The Company’s officers are appointed by the Directors and oversee the management of the day-to-day operations of the Company under the supervision of the Board of Directors. One of the Directors and all of the officers of the Company are directors, officers or employees of the Adviser or its subsidiaries. The other Directors are not affiliated with the Adviser or its subsidiaries and are not “interested persons” as defined under Section 2(a)(19) of the 1940 Act (the “Independent Directors”). A list of the Directors and officers of the Company and a brief statement of their present positions, principal occupations and directorships during the past five years are set out below. To the fullest extent allowed by applicable law, including the 1940 Act, the LLC Agreement indemnifies the Directors and officers for all costs, liabilities and expenses that they may experience as a result of their service as such.

Certain of the Directors and officers of the Company are also directors and/or officers of other investment companies that are advised by the Adviser, including SkyBridge G II Fund, LLC. (The Company and such other investment companies, if also registered under the 1940 Act, are referred to collectively in this section of the Prospectus as the “Fund Complex”). The address for each Director and officer in his or her capacity as such is 527 Madison Avenue, 16th Floor, New York, New York 10022.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

INDEPENDENT DIRECTORS

(Information Unaudited)

NAME AND AGE	POSITION(S) HELD WITH THE COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR

Charles Hurty (born 1943)	Director	November 2002 to present	Business Consultant since October 2001; prior thereto, Partner with accounting firm of KPMG LLP.	Two**	SkyBridge G II Fund, LLC; iShares Trust and iShares, Inc. (342 portfolios)

Steven Krull (born 1957)	Director	November 2002 to present	Professor of Finance at Hofstra University; Business Consultant.	Two**	SkyBridge G II Fund, LLC

Joshua Weinreich (born 1960)	Director	December 2006 to present (served as an advisory Director from January 2006 to November 2006)	Retired since 2004. Between 1985 and 2004 held various executive positions at Bankers Trust/Deutsche Bank.	Two**	SkyBridge G II Fund, LLC; Community FoodBank of New Jersey; Overlook Hospital Foundation; Primary Venture Partners

*	Term of office of each Director is indefinite.

**	Includes the Company and SkyBridge G II Fund, LLC.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

INTERESTED DIRECTOR

(Information Unaudited)

NAME AND AGE	POSITION(S) HELD WITH THE COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR

Raymond Nolte (born 1961)	President and Director (Chair)	September 2005 to present	Chief Investment Officer, SkyBridge (2010-present); CEO, Citigroup Alternative Investments Fund of Hedge Funds Group (2005-2010); President, Director and Portfolio Manager of SkyBridge Multi-Adviser Hedge Fund Portfolios LLC since 2005.	Two**	SkyBridge G II Fund, LLC

*	Term of office of each Director is indefinite.

**	Includes the Company and SkyBridge G II Fund, LLC.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

OFFICERS

(Information Unaudited)

NAME AND AGE	POSITION(S) HELD WITH THE COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Raymond Nolte (born 1961)	President and Director	September 2005 to present	See table for “Interested Directors” above.

Christopher Hutt (born 1970)	Vice President	June 2009 to present	Vice President, SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (2009-present); Vice President, SkyBridge GII Fund, LLC (July 2011-present); Managing Director, SkyBridge Capital (January 2011-present); Director, SkyBridge Capital (2010)

A. Marie Noble (born 1972)	Chief Compliance Officer	December 2010 to present	Chief Compliance Officer, SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (2010 to present); Chief Compliance Officer, SkyBridge GII Fund, LLC (July 2011-present); General Counsel and Chief Compliance Officer, SkyBridge Capital (2010-present)

Robert J. Phillips (born 1962)	Treasurer and Principal Financial Officer	July 2010 to present	Treasurer and Principal Financial Officer, SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (2010-present); Treasurer and Principal Financial Officer SkyBridge GII Fund, LLC (July 2011-present); Partner and Chief Financial Officer, SkyBridge Capital (2007-present)

Brahm Pillai (born 1979)	Secretary	June 2009 to present	Secretary, SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (2009-present); Secretary, SkyBridge GII Fund, LLC (July 2011-present); Vice President, SkyBridge Capital (2010-present)

*	Term of office of each officer is indefinite.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

ADDITIONAL INFORMATION

(Information Unaudited)

PROXY VOTING

A description of the Company’s Proxy Voting Policies and Procedures and the Company’s portfolio securities voting record for the period July 1, 2016 through June 30, 2017 is available on the Securities and Exchange Commission’s (“SEC”) web site at www.sec.gov. These are found on the site under “Filings - Search for Company Filings” and then “Company or fund name”.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS (“FORM N-Q”)

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Form N-Q is available on the SEC’s web site at www.sec.gov (by conducting a “Search for Company Filings”) and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC website without charge may be obtained by calling (800) SEC-0330.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

INVESTMENT ADVISORY AGREEMENT

(UNAUDITED)

The Company’s current investment advisory agreement with the Adviser (the “Investment Advisory Agreement”) provides that the Adviser is responsible, subject to the supervision of the Board of Directors, for formulating a continuing investment program for the Company. The Adviser makes all decisions as to the Company’s purchases and withdrawals of interests in Investment Funds. The Investment Advisory Agreement is terminable without penalty upon 60 days’ prior written notice by the Board of Directors to the Adviser and to the Shareholders, by vote of a majority, as defined by the 1940 Act, of the outstanding voting securities of the Company, or by the Adviser upon 60 days’ prior written notice. After an initial approval by shareholders, the Investment Advisory Agreement continues in effect from year to year if the continuance is approved annually by the Board of Directors (including a majority of the Independent Directors). The Investment Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as defined by the 1940 Act and the rules under that Act.

The Investment Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations to the Company, the Adviser and any partner, director, officer or employee of the Adviser, or any of their affiliates, executors, heirs, assigns, successors or other legal representatives, will not be liable to the Company for any error of judgment, for any mistake of law or for any act or omission by the person in connection with the performance of services to the Company. The Investment Advisory Agreement also provides for indemnification, to the fullest extent permitted by law, by the Company, the Adviser or any partner, director, officer or employee of the Adviser, and any of their affiliates, executors, heirs, assigns, successors or other legal representatives, against any liability or expense to which the person may be liable that arises in connection with the performance of services to the Company, so long as the liability or expense is not incurred by reason of the person’s willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

The Adviser previously announced a transaction (the “Transaction”) which, upon closing, is expected to result in HNA Capital (U.S.) Holdings LLC (“HNA”) and TFH Acquisition I LLC (“Transatlantic”) (together with its affiliate, RON Transatlantic Offshore Limited) holding a combined ownership stake of approximately 89% of SkyBridge’s equity. HNA is part of a Fortune Global 500 company with diverse interests including in financial services. Transatlantic is also part of a diversified holding company and its affiliate, RON Transatlantic Offshore Limited, has held a minority interest in SkyBridge for more than four years.

There can be no assurance that the Transaction, which remains subject to regulatory reviews and approvals, will be consummated as contemplated. In the event the Transaction is not consummated, the Adviser will continue to serve as investment adviser to the Company pursuant to the terms of the Investment Advisory Agreement.

Under the laws governing U.S. mutual funds (including the 1940 Act), the Transaction will be considered an “assignment” of the Investment Advisory Agreement, and that agreement will automatically terminate upon the closing of such Transaction. In order to provide for a continuous investment program for the Company upon the closing of the proposed Transaction, the Company sought shareholder approval of a “new” investment advisory agreement with the Adviser, with substantially similar terms and fee as the

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

existing arrangement (the “New Investment Advisory Agreement”), for which approval was received on June 1, 2017. At the shareholder meeting on June 1, 2017, the inspector of election tallied and certified the vote as follows:

Shares Voted

For	85.89%

Against	2.42%

Abstain	11.69%

Broker Non-Votes	0.00%

Upon closing of the Transaction, the Board would next consider the renewal of the New Investment Advisory Agreement within two years of the closing.

The Investment Advisory Agreement was approved by the Board of Directors most recently on June 17, 2017. In approving the Investment Advisory Agreement in June 2017, the Board of Directors considered the Company’s existing relationship with the Adviser and its affiliates, as well as the ongoing commitment of the Adviser to the Company anticipated post the Transaction. The Directors also considered circumstances of the proposed Transaction, relying on the materials presented by management with respect to HNA and Transatlantic in connection with their review of the New Investment Advisory Agreement in March 2017, as detailed in the proxy materials filed with the Securities and Exchange Commission on April 3, 2017. They noted again assurances that, notwithstanding the Transaction, there will be continuity in the Company’s portfolio managers and other SkyBridge personnel providing advisory services to the Company.

The Directors also considered the Company’s investment performance to date and the resources and experience of the Adviser, its affiliates and the individuals dedicated to the Company’s investment program. In this regard, the Directors reviewed materials relevant to the investment performance of the Company and the Adviser, as well as various materials describing the Adviser and its personnel. They evaluated these factors in light of the nature, extent and quality of the services provided by the Adviser, the total compensation received, directly or indirectly (through soft dollar arrangements or other service benefits, to the extent applicable), by the Adviser from the Company and the total cost to the Company of using the Adviser’s services, taking into account both expenses borne by the Adviser and those that may be passed to the Company by the Adviser. The Board also considered the administrative services performed by the Advisers and the fee paid pursuant to the Administrative and Investor Services Agreement. In addition, they compared competitive prices for comparable services, reviewing fee information for a variety of investment funds similar in structure to the Company. Among other things, the Directors determined the Adviser’s fee is competitive to those charged by investment advisers to similar funds (when, if applicable, the fees charged to those other funds were adjusted to reflect the effects of the incentive compensation to which certain of those funds were subject) and the Company’s expense ratio was reasonable given Company net assets. The Directors noted that the Adviser’s profitability appeared reasonable. As to economies of scale, the Adviser and the Board previously considered breakpoints with respect to the advisory fee and will consider breakpoints in the future should

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

economies of scale for the Adviser be achieved on a meaningful level. To date, economies of scale from increases in assets under management have been shared with shareholders through investment in personnel and services by the Adviser in support of the Company, through generally declining total operating expense ratios (relative to those that prevailed when the Company’s net assets were lower), through generally more attractive investment terms negotiated with the underlying hedge funds in which the Company invests, and through the establishment of a breakpoint fee structure for the Administrative and Investor Services Agreement with the Adviser. The Directors also determined the Adviser’s resources and experience are satisfactory overall, and that sufficient resources and personnel are assigned to the Adviser’s management of the Company. Accordingly, they concluded continuing the Investment Advisory Agreement served the interests of the Company and the Shareholders.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

             Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and

             Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment

               Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

By (Signature and Title)*	/s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date 11/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date 11/29/2017

By (Signature and Title)*	/s/ Robert Phillips
Robert Phillips, Treasurer and Principal Financial Officer
(principal financial officer)

Date 11/29/2017

*	Print the name and title of each signing officer under his or her signature.